INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of income and social contribution taxes recoverable

	12.31.20	12.31.19
Income taxes recoverable	483,452	380,314
Social contribution taxes recoverable	35,825	31,281
Total	519,277	411,595

Schedule of income and social contribution taxes payable

	12.31.20	12.31.19
Income taxes payable	74,190	76,483
Social contribution taxes payable	23,755	16,614
Total	97,945	93,097

Current	1,693	6,585
Non-current	96,252	86,512

Schedule of significant components of deferred income and social contribution taxes

	Balance on	Income	Comprehensive	Balance on	Income	Comprehensive	Equity	Balance on
	12.31.18	statement	income	12.31.19	statement	income	transactions (4)	12.31.20
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	1,428,476	51,360	—	1,479,836	(17,338)	—	—	1,462,498
Income and social contribution taxes on temporary differences (2)	(3,181,331)	(1,343,635)	69,719	(4,455,247)	(1,158,942)	(103,430)	(20,778)	(5,738,397)
Provisions for legal, labor, tax civil and regulatory contingencies	1,965,700	(275,109)	—	1,690,591	101,826	—	—	1,792,417
Trade accounts payable and other provisions	571,734	(40,393)	—	531,341	262,080	—	—	793,421
Customer portfolio and trademarks	184,603	(86,525)	—	98,078	(132,249)	—	—	(34,171)
Estimated losses on impairment of accounts receivable	442,276	36,354	—	478,630	114,300	—	—	592,930
Estimated losses from modems and other P&E items	176,130	6,869	—	182,999	(9,343)	—	—	173,656
Pension plans and other post-employment benefits	226,221	91,746	69,540	387,507	38,641	(105,416)	—	320,732
Profit sharing	129,689	(9,695)	—	119,994	13,919	—	—	133,913
Licenses	(1,853,214)	(216,330)	—	(2,069,544)	(216,330)	—	—	(2,285,874)
Goodwill (Spanish and Navytree, Vivo Part. and GVT Part.)	(4,600,940)	(1,002,768)	—	(5,603,708)	(1,002,768)	—	—	(6,606,476)
Property, plant and equipment of small value	(395,606)	107,155	—	(288,451)	(453,073)	—	—	(741,524)
Technological Innovation Law	(50,127)	25,562	—	(24,565)	5,844	—	—	(18,721)
On other temporary differences (3)	22,203	19,499	179	41,881	118,211	1,986	(20,778)	141,300
Total deferred tax assets (liabilities), non-current	(1,752,855)	(1,292,275)	69,719	(2,975,411)	(1,176,280)	(103,430)	(20,778)	(4,275,899)

Deferred tax assets	5,569,885			5,548,581				6,051,884
Deferred tax liabilities	(7,322,740)			(8,523,992)				(10,327,783)
Deferred tax assets (liabilities), net	(1,752,855)			(2,975,411)				(4,275,899)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	230,097			171,042				138,641
Deferred tax liabilities	(1,982,952)			(3,146,453)				(4,414,540)

(1)Under Brazilian tax legislation these may be offset up to  30% of the annual taxable income but otherwise have no expiry date.

(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)Deferred taxes from other temporary differences, such as deferred income, renewal of licenses, disposal of structures (towers and rooftops), among others.

(4)Refer to deferred taxes arising from transactions for the acquisition and sale of companies, described in note 1.c.

Schedule of expected realization of deferred taxes

Year
2021	2,080,481
2022	709,170
2023	505,837
2024	387,849
2025	32,811
2026 onwards	(7,992,047)
Total	(4,275,899)

Schedule of reconciliation of income and social contribution tax expense

	2020	2019	2018
Income before taxes	6,008,234	6,394,535	11,277,490
Income and social contribution tax expenses, at the tax rate of 34%	(2,042,800)	(2,174,142)	(3,834,347)
Permanent differences
Equity (Note 11)	250	256	(1,988)
Unclaimed interest on equity	(16,699)	(13,825)	(14,426)
Non-deductible expenses, gifts, incentives	(84,988)	(84,487)	(76,671)
Tax benefit related to interest on equity allocated	894,200	879,920	1,547,000
Other (additions) exclusions	12,330	(1,243)	31,200
Tax debit	(1,237,707)	(1,393,521)	(2,349,232)
Effective rate	20.6%	21.8%	20.8%
Current income and social contribution taxes	(61,427)	(101,246)	(832,485)
Deferred income and social contribution taxes	(1,176,280)	(1,292,275)	(1,516,747)